Labor and social obligations (Details) - Share options [member] - BRL (R$) R$ / shares in Units, R$ in Thousands	1 Months Ended
	Nov. 30, 2025	Apr. 30, 2025	Oct. 31, 2024	Dec. 31, 2023	Oct. 31, 2023	Aug. 31, 2023	Apr. 30, 2023	Feb. 28, 2023
IfrsStatementLineItems [Line Items]
Amount	R$ 692,000	R$ 60,000	R$ 113,900	R$ 232,000	R$ 37,000	R$ 153,000	R$ 30,000	R$ 15,000
Exercise price at the measurement date	R$ 62.57	R$ 79.91	R$ 73.75	R$ 60	R$ 59	R$ 59	R$ 57	R$ 56
Dividend yield (%)	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Risk-free interest rate								13.00%
Share price at the measurement date	R$ 79.36	R$ 107.33	R$ 92.78	R$ 100.97	R$ 79.12	R$ 76.45	R$ 62.51	R$ 70.69
Valuation model	Binomial	Binomial	Binomial	Binomial	Binomial	Binomial	Binomial	Binomial
Weighted average fair value at the measurement date	R$ 33.27	R$ 45.95	R$ 39.71	R$ 54.25	R$ 38.67	R$ 37.04	R$ 32.04	R$ 29.54
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Expected volatility	24.00%	35.00%	32.00%	34.00%	44.00%	47.00%	48.00%	46.00%
Risk-free interest rate	13.00%	14.00%	11.00%	10.00%	11.00%	10.00%	11.00%
Expected life of stock options	1 year	1 year	1 year	1 year	1 year	1 year	1 year	1 year
Top of range [member]
IfrsStatementLineItems [Line Items]
Expected volatility	41.00%	44.00%	45.00%	56.00%	56.00%	56.00%	55.00%	56.00%
Risk-free interest rate	15.00%	15.00%	13.00%	11.00%	12.00%	12.00%	13.00%
Expected life of stock options	5 years	5 years	5 years	5 years	5 years	5 years		5 years